Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 14. SUBSEQUENT EVENTS

On October 22, 2012, Orchid filed a Form S-11 Registration Statement (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”) in connection with a proposed initial public offering (the “Offering”) of its common stock (the “Shares”). The number of shares of common stock and the price range of the offering have not yet been determined. The net proceeds of the Offering are expected to be used to purchase pass-through Agency residential mortgage-backed securities and structured Agency residential mortgage-backed securities. Orchid intends to elect to be taxed as a real estate investment trust for federal income tax purposes.

The Company, through Bimini Advisors, Inc., its taxable REIT subsidiary (the “Manager”), expects to provide management services to Orchid pursuant to the terms of a Management Agreement that is expected to be entered into by Orchid and the Manager upon completion of the Offering (the “Management Agreement”). The terms of the Management Agreement have not yet been finalized.

The Registration Statement has been filed by Orchid with the SEC but has not yet become effective. There can be no assurance that the Offering will be completed, or if completed, the terms thereof. The securities of Orchid may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. The offering of the Shares will be made only by means of a prospectus when made available by the underwriters of the Offering to potential investors.